Share Options (Tables)	12 Months Ended
Dec. 31, 2023
Share Options [Abstract]
Schedule of Company’s Share Option Activity for Employees and Members of the Board of Directors	The following table presents the Company’s share option activity for employees and members of the Board of Directors of the Company under the Plan for the years ended December 31, 2023, 2022 and 2021:
	Number of Share	Weighted Average Exercise Price	Weighted average remaining contractual	Intrinsic value
	Options	$	life (years)	$

Outstanding as of December 31, 2020	1,254,000	1.70	6.12	125
Granted	214,688	2.05	9.64
Forfeited or expired	(101,520)	1.80	-
Outstanding as of December 31, 2021	1,367,168	1.75	5.72	4,860
Exercisable as of December 31, 2021	927,988	1.60	4.25	3,429
	Number of Share	Weighted Average Exercise Price	Weighted average remaining contractual	Intrinsic value
	Options	$	life (years)	$

Outstanding as of December 31, 2021	1,367,168	1.75	5.72	4,860
Granted	286,875	1.83	-	-
Forfeited or expired	(83,052)	1.45	-	-
Outstanding as of December 31, 2022	1,570,991	1.78	4.97	2,435
Exercisable as of December 31, 2022	1,048,297	1.70	3.2	1,677
	Number of Share	Weighted Average Exercise Price	Weighted average remaining contractual	Intrinsic value
	Options	$	life (years)	$

Outstanding as of December 31, 2022	1,570,991	1.78	4.97	2,435
Granted	151,600	2.88	-	-
Exercised	(168,447)	0.29	-	-
Forfeited or expired	(258,777)	1.81	-	-
Outstanding as of December 31, 2023	1,295,367	2.09	6.04	84
Exercisable as of December 31, 2023	863,616	2.07	4.70	84

Schedule of Outstanding and Exercisable Share Options Separated Ranges of Exercise Prices	The outstanding and exercisable share options as of December 31, 2023 have been separated into ranges of exercise prices, as follows:
Exercise price	Share options outstanding as of December 31, 2023	Weighted average remaining contractual term (years)	Share options exercisable as of December 31, 2023	Weighted average remaining contractual term (years)

0.00	22,005	3.61	22,005	3.61
1.14	166,080	3.01	166,080	3.01
1.48	50,000	9.70	-	-
1.67	43,200	1.21	43,200	1.21
1.74	12,800	9.30	1,600	9.30
1.83	765,079	6.96	468,858	6.02
2.79	6,400	9.59	-
3.2	25,002	7.65	14,064	7.65
3.79	60,000	0.59	60,000	0.59
4.00	76,000	9.18	19,008	9.18
4.17	28,800	2.03	28,800	2.03
5.12	40,000	5.54	40,000	5.54
	1,295,367		863,616

Schedule of Assumptions Used to Estimate the Fair Values of the Share Options Granted	The following table presents the assumptions used to estimate the fair values of the share options granted in the reported periods presented:
	Year ended December 31
	2023	2022	2021

Volatility (%)	60.48%-61.49%	61.49%	64.75%
Risk-free interest rate (%)	3.7%-4.3%	3.64%-3.85%	0.09%
Dividend yield (%)	-	-	-
Expected life (years)	6.25	6.25	6.25
Exercise price ($)	1.48-4.00	1.83	1.80-3.20
Share price ($)	1.48-3.73	3.30	3.20

Schedule of Company’s Equity-Based Awards Recognized	The total compensation cost related to all of the Company’s equity-based awards recognized during the years ended December 31, 2023, 2022 and 2021 was comprised as follows:
	Year ended December 31
	2023	2022	2021

Research and development	$216	$144	$94
Sales and marketing	41	49	45
General and administrative	106	29	18
	$363	$222	$157